Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expense and other current assets mainly consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Deposits	$172,744	$165,495
Prepaid expenses	5,724,568	7,330
Other receivables	17,882	4,500
Total	$5,915,194	$177,325